Net (Loss)/Income per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net (Loss)/Income per Share

The following table sets forth the computation of basic and diluted net (loss)/income per share for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(550,117)	75,226	97,042
Net loss attributable to noncontrolling interests	182	6,987	10,304
Net (loss)/income attributable to ordinary shareholders of the Company	(549,935)	82,213	107,346
Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	121,381,857	117,426,938	118,084,439
Dilutive effect of options and RSUs	—	746,531	1,766,691
Weighted average number of ordinary shares/ADSs outstanding, diluted	121,381,857	118,173,469	119,851,130

Net (loss)/income per ordinary share/ADS, basic	(4.53)	0.70	0.91
Net (loss)/income per ordinary share/ADS, diluted	(4.53)	0.70	0.90